BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Disclosure of depreciation rates of major asset categories [Table Text Block]
Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis
Mining equipment	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years